                                  Ropes & Gray
                               One Franklin Square
                                1301 K Street, NW
                                 Suite 800 East
                              Washington, DC 20005


                   WRITERS DIRECT DIAL NUMBER: (202) 626-3967


March 7, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   The Huntington Funds:
               File Nos. 33-11905 and 811-5010

Ladies and Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 36 filed on February 28, 2001 and effective on February 28, 2001 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 36 was filed electronically.

         Please call me at 202-626-3967 if you have any questions regarding this filing.

                                               Sincerely,

                                               /s/ Alyssa Albertelli

                                               Alyssa Albertelli


MHODMA.Wash;7089664;1
Attachments